Fair Value Measurements, Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 28.7	$ 0.6
Additions	1.4	23.5
Payments	(27.3)	(0.7)
Change in fair value included in earnings	(1.2)	5.2
Currency translation	0.1	0.1
Ending Balance	1.7	28.7
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4.6	5.4
Sale of securities	(0.6)	(0.7)
Total unrealized gains (losses) included in other comprehensive income	0.3	(0.1)
Ending Balance	$ 4.3	$ 4.6